Taxes on Income (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,529	$ 3,914
Allowances, reserves and intangible assets	1,584	1,361
Deferred tax assets before valuation allowance	6,113	5,275
Less - valuation allowance	(3,925)	(3,417)
Deferred tax assets, net	$ 2,188	$ 1,858